FINANCIAL RISK MANAGEMENT - FUNDING RISK (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2023 USD ($)	Apr. 30, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
FINANCIAL RISK MANAGEMENT
Proceeds from short-term borrowings from financial institutions				$ 310.3	$ 409.8	$ 135.0
Repayments of long-term borrowings from financial institutions						$ 120.8
Amer Sports Management Company (Cayman) Limited
FINANCIAL RISK MANAGEMENT
Loans from related parties				$ 11.9
Funding Risk | Amer Sports Management Company (Cayman) Limited
FINANCIAL RISK MANAGEMENT
Loans from related parties | €								€ 10.5
Funding Risk | Amer Sports European Center AG
FINANCIAL RISK MANAGEMENT
Proceeds from short-term borrowings from financial institutions			$ 35.0
Short-term loans	$ 35.0				$ 35.0
Short-term loans, extension period	12 months				12 months
Funding Risk | Amer Sports European Center AG | Amer Sports Canada Inc., Arc'teryx division
FINANCIAL RISK MANAGEMENT
Repayments of long-term borrowings from financial institutions | €		€ 100.0
Funding Risk | Amer Sports European Center AG | Amer Sports Group
FINANCIAL RISK MANAGEMENT
Short-term loans	$ 15.0						$ 40.0